Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings - Notes Payable to Banks [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Short-Term Borrowings [Line Items]
Amount	$ 1,065,627		¥ 6,000,000
Ningbo Bank [Member]
Schedule of Short-Term Borrowings [Line Items]
Amount	$ 240,000
Issuance Date	May 17, 2024
Expiration Date	Nov. 13, 2024
Interest	6.00%		6.00%
Ningbo Bank [Member]
Schedule of Short-Term Borrowings [Line Items]
Amount	$ 688,022		¥ 5,000,000
Issuance Date	Jun. 13, 2024
Expiration Date	Jun. 13, 2025
Interest	2.80%		2.80%
Minsheng Bank [Member]
Schedule of Short-Term Borrowings [Line Items]
Amount	$ 137,605	$ 70,424	¥ 1,000,000	¥ 500,000
Issuance Date	Jun. 27, 2023	Jul. 10, 2023
Expiration Date	Jan. 03, 2025	Jul. 10, 2024
Interest	3.50%	4.00%	3.50%	4.00%